GreeVision Acquisition Corp. - Business combination (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 12, 2021	Dec. 31, 2021	Apr. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 20,281		$ 168
Subscription receivable – PIPE Investment in the form of cancelation of Helbiz Holdings promissory notes	5,000		62
Prepaid expenses and other current assets	739
Liability Warrants	(1,958)
Liabilities toward Helbiz	(570)
Accounts payable and accrued expenses	(54)		(169)
Net Asset Acquired, excluding Helbiz transaction costs	23,438		(2,032)
Helbiz transaction costs	(3,046)
Net Asset Acquired from the business combination	$ 20,392		$ 12,544
Warrant liability		$ 1,596		$ 6,439	$ 2,263
G R N V Sponsors [Member]
Warrants issued	2,100,000
Exercise price	$ 11.50
Warrant liability	$ 1,829
G R N Vsunderwriter [Member]
Warrants issued	287,500
Exercise price	$ 12.00
Warrant liability	$ 129